Summary of Significant Accounting Policies (Details) - Schedule of earnings per share	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Summary of Significant Accounting Policies (Details) - Schedule of earnings per share [Line Items]
Net loss	$ (981,884)
Accretion of temporary equity to redemption value	(13,376,606)
Net loss including accretion of temporary equity to redemption value	(14,358,490)
Redeemable [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	(10,451,084)
Accretion of temporary equity to redemption value	13,376,606
Allocation of net income (loss)	$ 2,925,522
Denominator:
Weighted-average shares outstanding (in Shares) | shares	10,589,315
Basic and diluted net income (loss) per share (in Dollars per share) | $ / shares	$ 0.28
Non-redeemable [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ (3,907,406)
Accretion of temporary equity to redemption value
Allocation of net income (loss)	$ (3,907,406)
Denominator:
Weighted-average shares outstanding (in Shares) | shares	3,959,088
Basic and diluted net income (loss) per share (in Dollars per share) | $ / shares	$ (0.99)